UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017


13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner            New York, New York                7/29/02
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $115,063
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------


                  Column 1         Column 2     Column 3   Column 4        Column 5     Column 6  Column 7             Column 8

                                                           Market
                                                           Value       Shares/ Sh/ Put/ Invstmt   Other       Voting Authority
        Name of Issuer           Title of Class  CUSIP     (x $1000)   Prn Amt.Prn Call Discretn  Managers  Sole    Shared    None
-----------------------------------------------------------------------------------------------------------------------------------

ALLSTATE CORP                    Common Stock    020002101   4,401     119,000 SH       Sole               119,000     0       0
AMERICAN EAGLE OUTFITTERS        Common Stock    02553E106   3,171     150,000 SH       Sole               150,000     0       0
AMERICAN STD COS INC COM         Common Stock    029712106   6,008      80,000 SH       Sole                80,000     0       0
ANADARKO PETE CORP COM           Common Stock    032511107   5,670     115,000 SH       Sole               115,000     0       0
ARAMARK CORP CL B                Common Stock    038521100   5,075     203,000 SH       Sole               203,000     0       0
AVAYA INC COM                    Common Stock    053499109   4,604     930,000 SH       Sole               930,000     0       0
EMC CORP COM                     Common Stock    268648102   3,398     450,000 SH       Sole               450,000     0       0
FEDERAL HOME LN MTG CP COM       Common Stock    313400301   8,262     135,000 SH       Sole               135,000     0       0
FLEETBOSTON FINANCIAL CORP       Common Stock    339030108   3,704     114,500 SH       Sole               114,500     0       0
FLEXTRONICS INTL LTD             Common Stock      2353058   3,494     490,000 SH       Sole               490,000     0       0
GARTNER GROUP- CLASS B           Common Stock    366651206   1,081     115,000 SH       Sole               115,000     0       0
GARTNER INC CL A                 Common Stock    366651107   5,634     557,800 SH       Sole               557,800     0       0
HASBRO INC                       Common Stock    418056107   6,441     475,000 SH       Sole               475,000     0       0
KEY ENERGY SERVICES INC          Common Stock    492914106   6,353     605,000 SH       Sole               605,000     0       0
MENTOR GRAPHICS CORP             Common Stock    587200106   4,053     285,000 SH       Sole               285,000     0       0
MUELLER INDUSTRIES INC           Common Stock    624756102   4,128     130,000 SH       Sole               130,000     0       0
OMNICOM GROUP                    Common Stock    681919106   5,954     130,000 SH       Sole               130,000     0       0
PANAMERICAN BEVERAGES            Common Stock      2674469   4,959     348,000 SH       Sole               348,000     0       0
PITNEY BOWES INC COM             Common Stock    724479100   6,355     160,000 SH       Sole               160,000     0       0
SIX FLAGS INC                    Common Stock    83001P109   3,757     260,000 SH       Sole               260,000     0       0
STILWELL FINANCIAL INC           Common Stock    860831106   2,730     150,000 SH       Sole               150,000     0       0
SYBASE INC                       Common Stock    871130100   3,376     320,000 SH       Sole               320,000     0       0
TRAVELERS PROPERTY CASUALTY  -A  Common Stock    89420G109   4,868     275,000 SH       Sole               275,000     0       0
VERIZON COMMUNICATIONS INC       Common Stock    92343V104   5,019     125,000 SH       Sole               125,000     0       0
WINN-DIXIE STORES INC            Common Stock    974280109   2,572     165,000 SH       Sole               165,000     0       0
                                                           --------
                                                           115,063
                                                           ========




03612.0001 #339830